Equity	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
EQUITY
13.	EQUITY

Ordinary shares

After a share split and a re-designation effective on October 20, 2021, the Company authorized 2,000,000,000 Class A ordinary shares, 1,000,000,000 Class B ordinary shares, and 800,000,000 Preferred shares of par value HK$0.0001 each.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights except for voting, transfer and conversion rights. Each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to ten votes. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

On January 29, 2024, the Company closed its initial public offering on the Nasdaq Capital Market where 1,250,000 Class A ordinary shares were newly issued at a price of $4.0 per share with the total net proceeds of $4,305. With the success of the IPO, the mezzanine equity in the total amount of $14,104 was converted into 10,526,300 Class A ordinary shares as permanent equity.

As of December 31, 2023 and 2024, the Company’s authorized Class A ordinary shares were 2,000,000,000, and the Company’s issued Class A ordinary shares were 26,315,800 and 27,565,800, respectively. The Company’s authorized and issued Class B ordinary shares were 1,000,000,000 and 26,315,800 as of December 31, 2023 and 2024, respectively. As of December 31, 2023, 10,526,300 of the issued Class A ordinary shares were classified as mezzanine equity, leaving 15,789,500 Class A ordinary shares recognized as permanent equity. As of December 31, 2024, 10,526,300 of the issued Class A ordinary shares were converted into permanent equity, leaving 27,565,800 Class A ordinary shares recognized as permanent equity.

Preferred shares

As of December 31, 2023 and 2024, the Company’s authorized preferred shares were 800,000,000 and no preferred share was issued. The classes or series of preferred shares including designations, powers, preferences and relative, participating, optional and other rights, if any, and the qualifications, limitations and restrictions thereof, if any, including, without limitation, the number of shares constituting each such class or series, dividend rights, conversion rights, redemption privileges, voting powers, full or limited or no voting powers, and liquidation will be fixed upon each issuance.